Note 13 - Options (Details Textual)										1 Months Ended				12 Months Ended
	Dec. 15, 2023 USD ($) $ / shares shares	Nov. 13, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) $ / shares shares	Apr. 11, 2022 USD ($) $ / shares shares	Apr. 02, 2022 USD ($) $ / shares shares	Apr. 01, 2022 USD ($) $ / shares shares	Mar. 30, 2022 USD ($) $ / shares shares	Mar. 25, 2022 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Jul. 22, 2022	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 08, 2024 shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)												590,991		2,620,813	590,991		541,187
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares														$ 23.55	$ 2.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)														2,050,905	137,597
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)														21,083	87,793
Nineteen Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)			46,405
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares			$ 3.66
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)												590,991		2,260,813	590,991
Option Indexed to Issuer's Equity, Strike Price (in dollars per share) | $ / shares														$ 19.38	$ 4.53
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)														6 years 7 months 6 days	8 years 1 month 6 days
Share-Based Payment Arrangement, Noncash Expense | $														$ 711,068	$ 782,081
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $														$ 14,625,420
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in shares)														21,083	87,793
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares														$ 2.84	$ 7.11
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)														0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)														0	0
Share-Based Payment Arrangement, Option [Member] | Mr. Goldfarb [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	97.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value	5.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $	$ 5,544,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	2 years 3 months 18 days
Share-Based Payment Arrangement, Option [Member] | Mr. Goldfarb [Member] | Additional Options Pursuant To A&R Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	500,000
Share-Based Payment Arrangement, Option [Member] | Mrs Goldfarb [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	450,000
Share-Based Payment Arrangement, Option [Member] | Mrs Goldfarb [Member] | Additional Options Pursuant To A&R Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	450,000
Share-Based Payment Arrangement, Option [Member] | Mr. and Mrs. Goldfarb [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 9.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	97.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value	8.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $	$ 7,752,000
Share-Based Payment Arrangement, Option [Member] | Keith Terreri [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)		27,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares		$ 6.19
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value		5.12
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $		$ 138,240
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		97.00%
Share-Based Payment Arrangement, Option [Member] | Five Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)										61,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares										$ 8.21
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate										97.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value										6.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $										$ 416,245
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)										10 years
Share-Based Payment Arrangement, Option [Member] | Five Employees [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage										60.00%
Share-Based Payment Arrangement, Option [Member] | Five Employees [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage										20.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)											16,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares								$ 2.75			$ 4.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate											90.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value											2.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $											$ 47,182
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate								407.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years		10 years			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								19,436
Call Option Value | $								$ 51,380
Share-Based Payment Arrangement, Noncash Expense | $								$ 7,096
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $														$ 26,756
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						60.00%		60.00%			60.00%
Share-Based Payment Arrangement, Option [Member] | Three Employees [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage						20.00%		20.00%			20.00%
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares							$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			84.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value			3.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value | $			$ 170,028
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					406.00%		406.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							35,977
Call Option Value | $							$ 95,099
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			60.00%				60.00%
Share-Based Payment Arrangement, Option [Member] | Nineteen Employees and Consultants [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			20.00%				20.00%
Stock Option1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Call Option Value													3.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				137.00%
Call Option Value | $				$ 87,346
Stock Option1 [Member] | Mr. Creed [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares				$ 3.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				24,151
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate				20.00%
Stock Option2 [Member]
Call Option Value | $					$ 71,423
Stock Option2 [Member] | Mr. Mueller [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares					$ 3.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					24,151
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate					20.00%
Stock Option4 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares						$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						406.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)						27,500
Call Option Value | $						$ 72,692
Share-Based Payment Arrangement, Noncash Expense | $						$ 72,692								72,692
Stock Option4 [Member] | Mr Burke [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number (in shares)												47,500
Shares Issued, Price Per Share (in dollars per share) | $ / shares												$ 4.87			$ 4.87
Stock Option6 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares									$ 2.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate									406.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)									6,382
Call Option Value | $									$ 14,413
Share-Based Payment Arrangement, Noncash Expense | $									$ 2,220
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $														$ 12,193
The 2020 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)																2,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)																2,272,954